Finance income and finance costs - Summary of Detailed Information About Finance Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Details Of Finance Income [Abstract]
Changes in the fair value of derivatives	$ 79,116	$ 119,528
Interest income from cash and cash equivalents	1,683	2,927
Other interest income	24	25
Finance income	$ 80,823	$ 122,480